Income Tax Expense - Schedule of Unused Tax Loss Carryforwards and Unused Tax Credit Carryforwards Not Recognized as Deferred Income Tax Assets (Details) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	₩ 15,829
Unused tax credit carryforwards	2,394
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	1,421
Unused tax credit carryforwards	148
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	2,002
Unused tax credit carryforwards	175
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	352
Unused tax credit carryforwards	163
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	2,135
Unused tax credit carryforwards	520
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	348
Unused tax credit carryforwards	402
After 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	9,571
Unused tax credit carryforwards	₩ 986